Income Taxes (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income tax benefit		$ 5,677
Effective tax rate		12.70%